FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2024
Assets and Liabilities Measured at Fair Value on Recurring Basis
The following tables present our assets and liabilities carried at fair value that are measured on a recurring basis
:

		Total	Fair Value Measurements at December 31, 2024 Using
	Balance Sheet Location		Level 1	Level 2	Level 3
Assets:
Certificates of deposit	Short-term cash investments	$255,669	—	$255,669	—
Derivative financial instruments	Other current assets	$6	—	$6	—
Equity securities	Other assets	$1,078	$1,078	—	—
Private equities	Other assets	$1,500	—	—	$1,500

			Fair Value Measurements at December 31, 2023 Using
	Balance Sheet Location	Total	Level 1	Level 2	Level 3
Assets:
Derivative financial instruments	Other current assets	$5	—	$5	—
Equity securities	Other assets	$1,044	$1,044	—	—
Private equities	Other assets	$1,500	—	—	$1,500